Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Cash Flows	$ 1,240
Liabilities from financing activities, Leases	811
Liabilities from financing activities, Sub-total	2,051
Net increase/(decrease) in cash and cash equivalents	25,808	$ (20,448)
Cash Flows, Total	27,859
Remeasurement adjustments	54
Remeasurement adjustments, Warrants	(401)
Remeasurement adjustments	(347)
Other Changes	(4,968)
Increase decrease in borrowing liabilities classified as financing activities	(4,335)
Increase (decrease)in lease liabilities arising from financing activities	(633)
Foreign exchange adjustments	(753)	(477)
Foreign exchange adjustments, Leases	136
Foreign exchange adjustments, Sub-total	136
Foreign exchange adjustments	(617)
Net Debt	(26,716)		$ (48,643)
Borrowings	(99,675)		(96,634)
Leases	(9,957)		(10,271)
Warrant liability	(2,586)		(2,185)
Liabilities from financing activities, Sub-total	(112,218)		(109,090)
Cash and cash equivalents	$ 85,502	$ 115,956	$ 60,447	$ 136,881